Deferred tax assets and liabilities - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	$ 125,407	$ 112,847
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	112,725	90,426
Temporary differences in relation to provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	0	2
Temporary differences in relation to employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	1,363	1,213
Temporary differences in relation to intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	0	678
Temporary differences in relation to inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	0	332
Temporary differences in relation to lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	1,819	419
Temporary differences in relation to share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	$ 9,500	$ 19,777